[SRSY Letterhead]

J. Stephen Feinour, Jr.
(215) 564-8521
jfeinourjr@stradley.com

August 27, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:           RevenueShares ETF Trust
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 7/9 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The purpose of this Amendment is to revise disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr

Cc:           Vincent T. Lowry
Valerie Lithotomos